Income Taxes (Schedule Of Earnings Before Income Taxes And Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
United States	$ 5,568	$ 5,709	$ 4,868
Outside United States	14	14	9
Total	5,582	5,723	4,877
Federal - Current	2,353	1,430	1,512
State and local - Current	275	258	111
Outside United States - Current	4	4	3
Total current provision for income taxes	2,632	1,692	1,626
Federal - Deferred	(458)	120	(14)
State and local - Deferred	15	4	57
Total deferred provision for income taxes	(443)	124	43
Total provision for income taxes	$ 2,189	$ 1,816	$ 1,669